Reclamation Obligations - Additional information (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Reclamation Obligations [Line Items]
Deposit by Joint Venture Partner		$ 99,000
Chartered Bank | Letters Of Credit
Reclamation Obligations [Line Items]
Total borrowing	$ 992,000
Elliot Lake
Reclamation Obligations [Line Items]
Discounted rate	5.72%	5.45%
Undiscounted amount of estimated future reclamation costs	$ 44,127,000	$ 45,283,000
MLJV and MWJV
Reclamation Obligations [Line Items]
Discounted rate	5.72%	5.45%
Undiscounted amount of estimated future reclamation costs	$ 24,789,000	$ 24,333,000
Total borrowing	$ 22,972,000
Wheeler River and Other
Reclamation Obligations [Line Items]
Discounted rate	5.72%	5.45%
Undiscounted amount of estimated future reclamation costs	$ 2,829,000	$ 3,260,000